Stock Based Compensation (Tables)	9 Months Ended
Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Restricted Stock Units Activity

Stock option activity	As of December 31, 2023
Opening unvested units
Granted	9,903,480
Exercised	—
Cancelled	—
Closing unvested units	9,903,480

Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Option Value and Assumption

As of December 31, 2023
Fair value per share (as of grant date)	$10.83
Exercise price	$—
Assumptions:
Volatility	30.82%
Expected dividends	0.00%
Expected term (in years)	1.5
Risk free rate	5.24%